Derivative Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2014
Derivative [Line Items]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
The reconciliation of our derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2013 is as follows:

Convertible Notes Payable, Carried at Fair Value
Balance, December 31, 2012	$—
Issuance of $750,000 promissory note with compound embedded derivative - May 31, 2013	820,202
Total loss included in earnings	765,907
Balance upon conversion, August 15, 2013	$1,586,109

Schedule of Compound Embedded Derivative [Table Text Block]
The following table shows the summary calculations arriving at the compound embedded derivative value as of December 31, 2012 and on the final conversion date of February 4, 2013. See the assumption details for the composition of these calculations.

Compound Embedded Derivative	December 31, 2012	February 4, 2013
Notional amount	$106,355	$112,150
Conversion price	0.198	0.145
Linked common shares (1)	537,146	773,983
MCS value per linked common share (2)	0.022	0.016
Total	$11,817	$12,461

(1) The Compound Embedded Derivative is linked to a variable number of common shares based upon a percentage of the Company's closing stock price as reflected in the over-the-counter market. The number of linked shares increased as the trading market price decreased and decreased as the trading market price increased.

(2) The Note embodied a contingent conversion feature that was predicated upon a financing transaction that was planned for a date between the issuance date and March 2, 2012. If the financing occurred, the maturity date of the Note was August 2, 2012. If the financing did not occur, the maturity date of the Note was February 2, 2013. While, in hindsight, the financing did not occur, the calculation of value must consider that on the issuance date the contingency was present and resulted in multiple scenarios of outcome as it related to the conversion feature subject to bifurcation. The mechanism for building this contingency into the MCS value was to perform two separate calculations of value and weight them on a reasonable basis.

Binomial Lattice Option Valuation Technique [Member]
Derivative [Line Items]
Schedule of Price Risk Derivatives [Table Text Block]
The Company's warrants were valued on the applicable dates using a Binomial Lattice Option Valuation Technique (“Binomial”). Significant inputs into this technique as of December 31, 2012, May 31, 2013, August 15, 2013 - September 23, 2013 and December 31, 2013 are as follows:

Binomial Assumptions	December 31, 2012	May 31, 2013	August 15, 2013 - September 23, 2013	December 31, 2013
Fair market value of asset (1)	$0.22	$0.20	$0.28-$0.37	$0.30
Exercise price	$1.25	$0.25-$0.50	$0.25-$0.50	$0.25-$1.25
Term (2)	4.7 years	5.0 years	5.0 years	3.7 years - 4.7 years
Implied expected life (3)	4.6 years	5.0 years	5.0 years	3.7 years - 4.7 years
Volatility range of inputs (4)	45.82%--84.21%	50.14%--83.49%	48.46%--81.72%	40.63%--78.73%
Equivalent volatility (3)	60.20%	59.15%	56.57%--57.55%	55%--56%
Risk-free interest rate range of inputs (5)	0.11%--0.72%	1.07%--1.05%	0.04%--1.72%	0.38%--1.75%
Equivalent risk-free interest rate (3)	0.32%	0.43%	0.56%--0.69%	0.78%--1.75%
(1)  The fair market value of the asset was determined by using the Company's closing stock price as reflected in the over-the-counter market.

(2)  The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.

(3)  The implied expected life, and equivalent volatility and risk-free interest rate amounts are derived from the binomial.

(4)  The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (2), above.

(5)  The risk-free rates used for inputs represent the yields on zero coupon US Government Securities with periods to maturity consistent with the intervals described in (2), above.

Common Stock Indexed Fair Value Based on Calculated Indexed Shares [Text Block]
As of the date of modification, May 31, 2013, the common stock equivalent value was estimated as follows:

	Indexed Shares	Fair Value per Share	Estimated Fair Value
Common stock	3,021,000	$0.200	604,200
Warrants - $0.25 exercise price	1,510,500	$0.088	132,924
Warrants - $0.50 exercise price	1,510,500	$0.055	83,078
Common stock equivalent value			820,202

On the conversion date of August 15, 2013, the common stock equivalent value was estimated as follows:

	Indexed Shares	Fair Value per Share	Estimated Fair Value
Common stock	3,064,944	$0.350	1,072,730
Warrants - $0.25 exercise price	1,532,472	$0.199	304,962
Warrants - $0.50 exercise price	1,532,472	$0.136	208,417
Common stock equivalent value			1,586,109

Monte Carlo Simulation Technique [Member]
Derivative [Line Items]
Schedule of Price Risk Derivatives [Table Text Block]
The significant inputs into the Monte Carlo Simulation used to calculate the compound embedded derivative values as of December 31, 2012 and on the final conversion date of February 4, 2013 are as follows:

Monte Carlo Assumptions	December 31, 2012	February 4, 2013 (7)
Fair market value of asset (1)	$0.22	$0.16
Conversion price	$0.20	$0.14
Term (2)	0.08 years	n/a
Implied expected life (3)	0.08 years	n/a
Volatility range of inputs (4)	16.12%--40.17%	n/a
Equivalent volatility (3)	30.7%	n/a
Risk adjusted interest rate range of inputs (5)	10.00%	n/a
Equivalent risk-adjusted interest rate (3)	10.00%	n/a
Credit risk-adjusted interest rate (6)	15.63%	n/a

(1)  The fair market value of the asset was determined by using the Company's closing stock price as reflected in the over-the-counter market.

(2)  The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.

(3)  The implied expected life, and equivalent volatility and risk-free risk-adjusted interest rate amounts are derived from the MCS.

(4)  The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (2) above.

(5) Compound Embedded Derivatives bifurcated from debt instruments are expected to contain an element of market interest risk. That is, the risk that market driven interest rates will change during the term of a fixed rate debt instrument.

(6) The Company utilized a yield approach in developing its credit risk assumption. The yield approach assumes that the investor's yield on the instrument embodies a risk component, generally, equal to the difference between the actual yield and the yield for a similar instrument without regard to risk.

(7) Monte Carlo inputs are not applicable on the expiration date of February 4, 2013 since only intrinsic value remains. There is no time value left, so the use of an option model is not necessary.

Warrant [Member]
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes the Company's activity and fair value calculations of its derivative warrants for the twelve months ended December 31, 2013 and 2012:

	Linked Common Shares to Derivative Warrants	Warrant Liability
Balance, December 31, 2011	154,132	$752,486
Issuance of warrants to underwriters - September 11, 2012	110,000	49,170
Exchange of warrants for common stock	(135,782)	(19,823)
Change in fair value of derivatives	—	(779,083)
Balance, December 31, 2012	128,350	$2,750
Issuance of warrants to investors in 2013 Private Placement	14,236,472	2,344,899
Exchange of warrants for common stock	(4,546)	—
Change in fair value of derivatives	—	(514,704)
Balance, December 31, 2013	14,360,276	$1,832,945

Debt [Member]
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes the Company's activity and fair value calculations of its derivative notes payable for the twelve months ended December 31, 2013 and 2012:

	Linked Common Shares to Convertible Notes Payable	Bifurcated Compound Embedded Derivatives	Convertible Notes Payable, Carried at Fair Value
Balance, December 31, 2011	—	$—	$—
Issuance of $550,000 promissory note with compound embedded derivative - February 3, 2012	23,416	$12,151	$—
Issuance of $75,000 promissory note with compound embedded derivative - June 6, 2012	26,042	$15,625	$—
Conversion of notes into common stock	(2,069,439)	$(83,663)	$—
Change in fair value of derivatives	2,557,127	$67,704	$—
Balance, December 31, 2012	537,146	$11,817	$—
Issuance of $750,000 promissory note with compound embedded derivative - May 31, 2013	6,042,000	—	820,202
Conversion of notes into common stock	(6,903,872)	(12,461)	(1,586,109)
Change in fair value of derivatives	324,726	644	765,907
Balance, December 31, 2013	—	$—	$—